Restricted Assets	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Restricted Assets
44.	RESTRICTED ASSETS
As of December 31, 2024 and 2023, the following Bank’s assets are restricted:

Composition	12/31/2024	12/31/2023

Cash and deposits in banks
• Fondo de Riesgo Fintech SGR – Deposits in other entities (1).	3,920	2,289

Subtotal cash and deposits in Banks	3,920	2,289

Debt securities at fair value through profit or loss and Other debt securities
• Fondo de Riesgo Fintech SGR – Debt securities at fair value through profit or loss (1).	39,793,390	28,740,866
• Discount Bonds in pesos governed by Argentine Law due in 2033, used as collateral for the Credit Program for the reactivation of production in the Province of San Juan.	2,015,500	2,065,243
• Discount Bonds in pesos governed by Argentine Law expired in 2033 for the minimum consideration required for the performance of Agents in the new categories provided for by Resolution No. 622/13 and amendments of the CNV.	1,085,058	596,155
• National Treasury Bonds in pesos adjusted by CER 2% due 11/09/2026 used as collateral for the Credit Program for the reactivation of production in the Province of San Juan.	371,593	515,995
• National Treasury Bonds in pesos adjusted by CER 4.25% due on February 14, 2025, as of December 31, 2024, and Argentine Nation Bonds in dual currency due on February 28, 2024, as of December 31, 2023, for the contribution to the Guarantee Fund II in BYMA in accordance with art. 45 of Law 26,831 and its complementary regulations established in the CNV Rules (NT 2013 and amendments).	20,298	2,767,575
• Discount Bonds in pesos governed by Argentine Law maturing in 2033, affected as collateral for the Sectoral Credit Program of the Province of San Juan, a productive investment financing fund.		310,622
• Discount Bonds in pesos governed by Argentine Law maturing in 2033 as of December 31, 2023, affected as collateral for the Regional Economies Competitiveness Program – IDB Loan No. 3174/OC-AR.		32,763
• Other.	1,433,497	872,031

Subtotal Debt securities at fair value through profit or loss and Other debt securities	44,719,336	35,901,250

Composition (contd.)	12/31/2024	12/31/2023
Other financial assets
• Interests derived from contributions made as protector partner (2).	27,188,239	17,794,084
• Fondo de Riesgo Fintech SGR – Mutual fund shares (1).	4,096,496	3,851,566
• Financial instruments for minimum statutory guarantee account required for Agents to act in the new categories contemplated under Resolution No. 622/2013, as amended, of the CNV.	1,185,290	737,519
• Sundry debtors – other.	914,578	622,495
• Sundry debtors – attachment within the scope of the claim filed by the DGR against the CABA for turnover tax differences.	827	1,801

Subtotal Other financial assets	33,385,430	23,007,465

Loans and other financing
• Fondo de Riesgo Fintech SGR – Loans and other financing (1).	1,223,807	414,195

Subtotal Loans and other financing	1,223,807	414,195

Financial assets delivered as a guarantee
• Special guarantee checking accounts opened in the BCRA for transactions related to the electronic clearing houses and similar entities.	138,595,967	148,335,239
• Guarantee deposits related to credit and debit card transactions.	68,314,367	18,506,424
• For securities forward contracts.	23,026,682	66,301,893
• Other guarantee deposits.	17,158,626	56,244,889

Subtotal Financial assets delivered as guarantee	247,095,642	289,388,445

Other non-financial assets
• Fondo de Riesgo Fintech SGR – Other non-financial assets (1).	21,930	24,013
• Real property related to a call option sold.		16,202,079

Subtotal Other non-financial assets	21,930	16,226,092

Total	326,450,065	364,939,736

(1)
According to Law 24467, as amended, and Fintech SGR by-laws, this entity has a risk fund (“Fondo de Riesgo”) which its main objective is to cover the guarantees granted to the protector partners and third parties. The assets of the risk fund could only be applied to partners’ withdrawals, to cover guarantees and other direct expenses.

(2)
As of December 31, 2024 and 2023 it is related to the risk fund Fintech SGR, Alianza SGR and Innova SGR. In order to keep tax benefits related to these contributions, they must be maintained between two and three years from the date they were made.